PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables from third-party payment settlement platform (1)	[1]	¥ 34,179		¥ 35,682
Deposits		13,917		24,572
Prepaid advertising expenses		0		7,840
Short-term loan receivables (2)	[2]	269,314		221,211
VAT-input deductible		25,708		103,519
Receivables from disposal of a subsidiary (3)	[3]	1,964		16,713
Others		31,493		25,971
Less: allowance for credit losses		(14,510)		(4,791)
Total prepaid expenses and other current assets, net		¥ 362,065	$ 52,494	¥ 430,717

[1]	Receivables from third-party payment settlement platform represent cash due from the third party on-line payment service providers in relation to their processing of payments to the Group.
[2]	Short-term loan receivables represent the principal and interest to be collected on loans provided by the Group to third-party companies. As of December 31, 2022, the loans include six loans to six companies, four-sixths of which were renewed in 2022 with principal amount of US$ 20 million (equivalent to RMB 139,292), RMB 800, RMB 30,000, RMB 40,000, respectively. One loan was of principal amount of RMB 50,000, four-year term starting from December 2019, and with a lump sum interest rate of 20% at maturity within one year. The remaining loan was the one to a customer with total principal amount of RMB 1,000. As of December 31, 2021, the loans include seven loans to six companies with principal amount of US$ 15.3 million (equivalent to RMB 97,548), US$ 4.7 million (equivalent to RMB 29,966), RMB 800, RMB 12,000, RMB 10,000, RMB 30,000 and RMB 40,000, respectively. The terms of loans are of one-year term and with fixed annual interest at approximately 4%~12% within the market rate range and mature within one year.
[3]	In the fourth quarter of 2020, the Group disposed of a subsidiary, Wuhan Yunteng Logistics Co., Ltd. (“Wuhan Yunteng”), to a third party for a total cash consideration of RMB 26,676, with a loss of RMB 1 million recorded in other non-operating (loss)/income, net (Note 18). Based on the agreement reached in 2022, the third party and the Group re-negotiated the payment schedule. As of December 31, 2022, an amount of RMB 1,964 will be collected within one year and the remaining amount of RMB 13,137 is recorded in other non-current assets (Note 10).